September 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 37 to the Registration Statement

on Form N-1A of BlackRock Master LLC (the “Master LLC”) relating to

BlackRock Master Small Cap Growth Portfolio

Ladies and Gentlemen:

The Master LLC hereby files via EDGAR one electronically signed copy of Amendment No. 37 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on September 28, 2016.

The Amendment is being filed to make certain non-material changes which the Master LLC deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Master LLC’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.